Investment Strategy - Logan Capital International ETF	Sep. 24, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal market conditions, the Logan Capital International ETF will invest primarily in American Depositary Receipts (“ADRs”) and common stocks of non-U.S. companies that trade on U.S. exchanges. The Fund will generally invest in companies with market capitalizations of at least $10 billion at the time of purchase.

Logan Capital Management, Inc. (the “Adviser”) determines whether a company is a “non-U.S. company” based on the issuer’s country of domicile. As part of its investments in non-U.S. companies, the Fund may invest up to 5% of its total assets in the securities of issuers determined by the Adviser to be in emerging market countries. The Fund may invest up to 100% of its total assets in foreign securities, including ADRs, Global Depositary Receipts (“GDRs”), U.S. dollar denominated foreign securities, foreign currency and securities of non-U.S. companies. The Fund may invest in unsponsored
ADRs and GDRs and such investments will be less than 20% of the Fund’s total assets. The Fund may invest up to 100% of its total assets in equity securities, including rights, warrants and securities issued pursuant to initial public offerings (IPOs). The Fund may invest up to 10% of its total assets in common stocks of U.S. companies. Additionally, the Fund may invest up to 10% of its total assets in cash, money market instruments, and short term U.S. Government securities.

The Fund’s portfolio will typically consist of a relatively concentrated portfolio of approximately 35 to 45 securities, diversified across multiple, developed international markets and a range of approximately seven to eleven economic sectors. The Fund’s portfolio will generally include over 10 developed market countries. The Fund defines “developed market countries” as countries that have advanced economies, high per capita income, well-established financial markets, and stable political and regulatory systems. From time to time, the Fund may be invested significantly in securities of companies in the same economic sector. As of the date of this Prospectus, the Fund invests a significant portion of its assets in securities of companies in the financial services sector. From time to time, the Fund may invest a significant portion of its assets in securities of companies located in the same country or region. As of the date of this Prospectus, the Fund invests a significant portion of its assets in securities of companies located in the United Kingdom.
The Adviser employs a research-driven, bottom-up security selection process based on fundamental research analysis to identify companies which exhibit high dividend yields, strong balance sheets, low payout ratios and consistent cash flows. The Adviser analyzes a company’s financial condition and evaluates company fundamentals to select holdings that the Adviser anticipates may deliver both income and long-term growth. The Fund’s strategy employs a total return investment approach with a dual focus on capital appreciation and dividend income. The Adviser seeks to achieve these objectives through disciplined fundamental stock selection and portfolio construction that is focused on international equity exposure with geographic and sector diversification across developed international markets. The Fund’s position sizes generally reflect the Adviser’s fundamental outlook and diversification considerations.
In selecting investments for the Fund, the Adviser evaluates non-U.S. companies, primarily through ADRs, that it believes demonstrate attractive long-term investment characteristics. The Adviser focuses on companies that generally exhibit: (1) Strong fundamental financial characteristics, including sustainable earnings, consistent cash flows and solid balance sheets, (2) Dividend strength and sustainability, such as competitive dividend yields, reasonable payout ratios and a history of dividend payments, (3) Valuation attractiveness, based on financial metrics and relative comparisons, and (4) Business quality and competitive position, including market leadership, management quality and industry dynamics. The Adviser also considers macroeconomic, country-specific and sector factors as part of portfolio construction, but investment decisions are driven primarily by company-specific analysis.
The Adviser may sell a security when, among other reasons, the company’s fundamental outlook deteriorates, the security becomes overvalued relative to its fundamentals, the company’s dividend profile weakens or becomes unsustainable, a more attractive investment opportunity is identified, or portfolio rebalancing or risk management considerations warrant a sale. The Adviser continuously monitors the Fund’s portfolio holdings for changes in fundamentals, valuation, dividend sustainability and market conditions. The Adviser’s investment decisions are reviewed and updated as new information becomes available.